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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GBU Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number: 28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gerald B. Unterman
Title:      President
Phone:      (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman           New York, New York          February 8, 2002
-----------------------          ------------------          ----------------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT
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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $7,798

List of Other Included Managers:            None
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                           FORM 13F INFORMATION TABLE

NAME OF       TITLE OF        CUSIP       VALUE      SHARES/     SH/   PUT/   INVSTMT   OTHER      VOTING      VOTING      VOTING
ISSUER        CLASS                       (x$1000)   PRN AMT     PRN   CALL   DSCRETN   MANAGERS   AUTHORITY   AUTHORITY   AUTHORITY

                                                                                                   SOLE        SHARED      NONE

Calif.Fed     2nd CONT.       130209703   74         26,466                   SOLE                 0           0           0
Bank FSB      LITIG.

Citigroup     COM             172967101   2,718      53,850      SH           SOLE                 53,850      0           0
Inc.

Global        PFD CV 6.375%   G3921A126   135        39,200      SH           SOLE                 39,200      0           0
Crossing
Ltd.

Golden State  WT EX 000000    381197136   107        90,390      WT           SOLE                 0           0           0
Bancorp

National      CAP UTS         632525309   36         1,190       SH           SOLE                 1,190       0           0
Australia     EXCHBL
Bank Ltd.

Qwest         COM             749121109   572        40,500      SH           SOLE                 40,500      0           0
Commun. Inc.

Sprint Corp.  Equity Unit     852061605   2,465      97,000      SH           SOLE                 97,000      0           0

Stmicro-      SB LYON         861012AB8   1,655      1,665,000   PRN          SOLE                 0           0           0
electronics   Zero 09

Worldcom      MCI Group COM   98157D304   36         2,820       SH           SOLE                 2,820       0           0
Inc.